Current provisions and other current liabilities	12 Months Ended
Dec. 31, 2022
Current provisions and other current liabilities
Current provisions and other current liabilities

12.Current provisions and other current liabilities

Current provisions

The following table shows a reconciliation of the current provisions for 2022:

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2022	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2022

Personnel expenses	164,629	7,070	42	(80,795)	(8,858)	38,950	13,963	135,001
Self-insurance programs	119,244	7,633	—	(82,503)	(12,820)	89,985	(14,743)	106,796
Risk of lawsuit	23,573	(1,769)	—	(625)	(702)	62,188	—	82,665
Other current provisions	38,077	1,198	—	(7,449)	(3,504)	18,012	—	46,334
Current provisions	345,523	14,132	42	(171,372)	(25,884)	209,135	(780)	370,796

Self-insurance programs

See note 2 d).

Personnel expenses

Personnel expenses mainly refer to provisions for the Company’s global performance-based compensation plan for managerial staff established in 2021, the current portion of the provisions for accrued severance payments, provisions for jubilee payments and share-based plans. As of December 31, 2022, provisions for the Company’s global performance-based compensation plan for managerial staff amounted to €69,967 (December 31, 2021: 87,719), provisions for accrued severance payments amounted to €34,379 (December 31, 2021: €15,847) and provisions for share-based plans amounted to €12,165 (December 31, 2021: €43,466). See note 20.

Risk of lawsuit

Legal matters that the Company currently deems to be material or noteworthy are described in note 22.

Other current provisions

The item “Other current provisions” in the table above includes provisions for warranties, physician compensation and return of goods.

Other current liabilities

As of December 31, 2022 and 2021 other current liabilities consisted of the following:

Other current liabilities

in € THOUS

	2022	2021
Receivable credit balances	720,585	645,650
Personnel liabilities	707,398	746,743
Put option liabilities	667,371	678,705
Invoices outstanding	262,568	201,251
VAT and other (non-income) tax liabilities	123,935	127,295
Contract liabilities	63,273	428,028
Interest liabilities	58,266	68,558
Deferred Income	42,448	90,003
Legal matters, advisory and audit fees	39,093	36,341
Bonuses, commissions	24,010	22,869
Derivatives	7,109	25,847
Variable payments outstanding for acquisitions	4,794	9,721
Other liabilities	263,498	250,341
Other current liabilities	2,984,348	3,331,352

Personnel liabilities

The personnel liabilities mainly refer to liabilities for wages and salaries, bonuses and vacation payments.

Contract liabilities

Contract liabilities also relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

The Company received advance payments under the CMS Accelerated and Advance Payment program which are recorded as contract liability upon receipt and recognized as revenue when the respective services are provided. For additional information on the advanced payments, see note 4 h) above.

Other liabilities

The item “Other liabilities” in the table above includes liabilities for insurance premiums as well as the current portion of pension liabilities.